Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Summary of intangible assets

	2023	2022
	USD	USD
Cost
At 1 January	21,081,303	1,004,369
Acquisition through business combination (Note 7)	—	20,580,000
Additions	258,151	1,666,934
Assets classified as held for sale	(21,081,303)	(2,170,000)
At 31 December	258,151	21,081,303

Accumulated amortization and impairment
At 1 January	10,547,025	15,963
Charge for the year	32,375	2,455,243
Impairment	—	8,221,754
Assets classified as held for sale	(10,547,025)	(145,935)
At 31 December	32,375	10,547,025
Net book value as at 31 December	225,776	10,534,278

	2023	2022
	USD	USD
LTRA license (i)	225,776	—
Trade Name	—	937,500
Customer list (B2B relationships)	—	3,692,778
Developed technologies	—	5,904,000
	225,776	10,534,278

(i) In May 2023 the Group obtained the Smart transportation operating license in Egypt in collaboration with Land Transport Regulatory Authority (LTRA) which granted the Egyptian entity a five-year operating license that starts on May 16th 2023 and expires on May 15th 2028.

	2023	2022	2021
	USD	USD	USD
General and administrative expenses (Note 23)	32,375	166,693	15,963
Assets classified as held for sale	—	2,288,550	—
	32,375	2,455,243	15,963